LEASES (Tables)	12 Months Ended
Dec. 31, 2025
LEASES
Schedule of components of lease cost

	2023	2024	2025
Operating lease cost	6.7	9.6	73.6
Short-term lease cost	3.9	1.6	1.7
Lease cost, net	10.6	11.2	75.3

Schedule of supplemental balance sheet information

	2024	2025
Operating leases
Operating lease right-of-use assets	44.8	918.8
Operating lease liabilities – current (Note 4)	13.1	84.9
Operating lease liabilities – non-current	30.3	760.5
Total operating lease liabilities	43.4	845.4

Schedule of maturities of operating lease liabilities

Operating
Leases
Year ended December 31,
2026	135.8
2027	124.3
2028	120.1
2029	125.7
2030	123.6
Thereafter	482.0
Total lease payments	1,111.5
Less imputed interest	(266.1)
Total	845.4

Schedule of remaining lease term and discount rate

	Weighted average remaining lease term, years		Weighted average discount rate, %
	December 31, 2024	December 31, 2025	December 31, 2024	December 31, 2025
Operating leases	4.2	8.6	4.0%	6.3%